SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Opening Balance, January 1, 2015	[1]	$ 10,313
Net income attributable to redeemable non-controlling interests		255	$ 154		$ 1,735
Cancelation of redeemable non-controlling interests’ put option		390	0		0
Dividend paid to redeemable non-controlling interest		13,986	12,131		$ 16,648
Foreign currency translation adjustments		(20)
Change due to loss of control in subsidiary		(242)
Increase in redeemable non-controlling interests as part of acquisitions		434
Ending Balance, December 31, 2015		$ 10,029	$ 10,313	[1]

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1a).